UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lafitte Capital Management LP
Address: 701 Brazos Street
         Suite 310
         Austin, TX  78701

13F File Number:  28-12923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bryant J. Regan
Title:     Manager of Lafitte Capital LLC, General Partner
Phone:     512.478.1271

Signature, Place, and Date of Signing:

     Bryant J. Regan     Austin, Texas     November 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $81,520 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERISTAR CASINOS INC          COM              03070Q101     1245    77600 SH       SOLE                    77600
BALLY TECHNOLOGIES INC         COM              05874B107     1888    70000 SH       SOLE                    70000
BARCLAYS BK PLC                IPTH S&P VIX NEW 06740C261     5523   103500 SH       SOLE                   103500
BOLT TECHNOLOGY CORP           COM              097698104     2274   227155 SH       SOLE                   227155
CECO ENVIRONMENTAL CORP        COM              125141101      941   165345 SH       SOLE                   165345
CENTRAL GARDEN & PET CO        CL A NON-VTG     153527205     3140   443437 SH       SOLE                   443437
COBRA ELECTRS CORP             COM              191042100      253    72443 SH       SOLE                    72443
COLLECTIVE BRANDS INC          COM              19421W100     4406   339970 SH       SOLE                   339970
CRUDE CARRIERS CORPORATION     COM              Y1820X106     4394   456743 SH       SOLE                   456743
CVR ENERGY INC                 COM              12662P108     1810    85650 SH       SOLE                    85650
DREAMS INC                     COM              261983209     3716  1857936 SH       SOLE                  1857936
EMERITUS CORP                  COM              291005106     3534   250650 SH       SOLE                   250650
ENERGY SVCS OF AMERICA CORP    COM              29271Q103      194    94555 SH       SOLE                    94555
FARMER BROS CO                 COM              307675108      413    75000 SH       SOLE                    75000
FRIEDMAN INDS INC              COM              358435105      219    25000 SH       SOLE                    25000
GAIAM INC                      CL A             36268Q103     1040   306880 SH       SOLE                   306880
HANGER ORTHOPEDIC GROUP INC    COM NEW          41043F208      661    35000 SH       SOLE                    35000
INTEGRATED ELECTRICAL SVC      COM              45811E301      824   406700 SH       SOLE                   406700
INTERVAL LEISURE GROUP INC     COM              46113M108     3166   237673 SH       SOLE                   237673
JOHNSON OUTDOORS INC           CL A             479167108      698    45408 SH       SOLE                    45408
LECROY CORP                    COM              52324W109     2011   254521 SH       SOLE                   254521
MAIDENFORM BRANDS INC          COM              560305104     3638   155401 SH       SOLE                   155401
MARTHA STEWART LIVING OMNIME   CL A             573083102     2652   849910 SH       SOLE                   849910
MEDIWARE INFORMATION SYS INC   COM              584946107      128    11211 SH       SOLE                    11211
MITEL NETWORKS CORP            COM              60671Q104      330   155480 SH       SOLE                   155480
MTR GAMING GROUP INC           COM              553769100      821   431734 SH       SOLE                   431734
NORTECH SYS INC                COM              656553104      515   157734 SH       SOLE                   157734
ORCHIDS PAPER PRODS CO DEL     COM              68572N104     3107   243694 SH       SOLE                   243694
ORION MARINE GROUP INC         COM              68628V308     1154   200000 SH       SOLE                   200000
PAR TECHNOLOGY CORP            COM              698884103      596   177673 SH       SOLE                   177673
PREMIERE GLOBAL SVCS INC       COM              740585104     2545   396502 SH       SOLE                   396502
RANGE RES CORP                 COM              75281A109     2397    41000 SH       SOLE                    41000
RIGNET INC                     COM              766582100     1642   102426 SH       SOLE                   102426
ROBBINS & MYERS INC            COM              770196103     3471   100000 SH       SOLE                   100000
RSC HOLDINGS INC               COM              74972L102     1426   200000 SH       SOLE                   200000
S L INDS INC                   COM              784413106     1601    94967 SH       SOLE                    94967
SCHAWK INC                     CL A             806373106     1825   184867 SH       SOLE                   184867
SKULLCANDY INC                 COM              83083J104      706    50000 SH       SOLE                    50000
THERMON GROUP HLDGS INC        COM              88362T103     9155   662435 SH       SOLE                   662435
VITACOST COM INC               COM              92847A200     1001   234431 SH       SOLE                   234431
WEB COM GROUP INC              COM              94733A104      460    55870 SH       SOLE                    55870